LEASES - Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASES
2024	$ 243
2025	20
Total undiscounted lease payments	263
Less imputed interest	(14)
Total net lease liabilities	$ 249	$ 445